Stockholders' Equity - Equity Incentive Plans (Details) - Employee Stock Option - 2017 Equity Incentive Plan	12 Months Ended
Dec. 31, 2025
Class Of Stock [Line Items]
Percentage of voting rights	10.00%
10% Shareholder | Minimum
Class Of Stock [Line Items]
Stock option fair market value at the date of grant, percent	110.00%